CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net of allowances	$ 5.7	$ 4.4
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	29,511,359	7,300,000
Common stock, shares outstanding	29,511,359	7,300,000
Common stock,subject to possible redemption,shares		13,820,208
Class A Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		1,017,292	1,017,292
Common stock, shares outstanding		1,017,292	1,017,291
Common stock, shares authorized		100,000,000	100,000,000
Common stock,subject to possible redemption,shares		13,820,208
Common stock subject to possible redemption par value		$ 10.12
Class B Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		3,593,750	3,593,750
Common stock, shares outstanding		3,593,750	3,593,750
Common stock, shares authorized		25,000,000	25,000,000